Schedule of liability warrants granted (Details)					12 Months Ended
	Jun. 24, 2025	May 27, 2025	Apr. 02, 2025	Mar. 24, 2025 Integer $ / shares	Jun. 30, 2025 Integer	Jun. 30, 2024 Integer
Warrant Liabilities
Number of Warrants, Granted | Integer				2,394,367	2,394,367
Granted value of warrants | $ / shares				$ 2.08
Expected life of warrants				5 years
Risk free interest rate	2.82%	2.80%	2.54%	4.07%
Volatility	30.36%	30.28%	30.15%	27.97%
Dividend yield